CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (LOSS) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement
Revenue	$ 467.5	$ 217.6
Cost of sales:
Direct production costs	280.3	124.5
Royalties	30.9	20.9
Share-based payments	0.5	0.3
Depreciation	73.0	29.9
Cost of sales	384.7	175.6
Mine operating earnings	82.8	42.0
Expenses:
Exploration, evaluation and development	23.4	19.4
General and administrative	23.3	14.1
Mineral properties impairment	0.4	0.2
Total expenses	47.1	33.7
Operating earnings	35.7	8.3
Finance costs	14.5	1.5
Other income (expense):
Foreign exchange gain (loss)	0.3	(5.5)
Loss on derivative liabilities	(126.2)	(30.5)
Investment and other	(0.2)	7.2
Total other income (expense)	(126.1)	(28.8)
Loss before income taxes	(104.9)	(22.0)
Income tax expense:
Current income tax expense	36.6	12.9
Deferred income tax expense (recovery)	(22.4)	(3.4)
Income tax expense	14.2	9.5
Net loss and total comprehensive loss	$ (119.1)	$ (31.5)
Basic loss per share	$ (0.42)	$ (0.13)
Diluted loss per share	$ (0.42)	$ (0.13)
Basic weighted average number of shares outstanding	283,078	242,181
Diluted weighted average number of shares outstanding	283,078	242,181